RELATED PARTY TRANSACTIONS BALANCES	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS BALANCES

NOTE 8– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the six months ended June 30, 2023 and the six months ended June 30, 2022 is set out below:

	June 30, 2023	June 30, 2022
salary (cost of sales)	122,036	127,637
consulting (capital work in progress)	-	75,510
salary (intangible asset – software)	93,278	386,087
consulting (professional fees)	96,200	57,000
salary (general and administrative expenses)	286,715	128,750
	$598,229	$774,984

As at June 30, 2023, $809 was owed from shareholders of the company (December 31, 2022– $1,002). Amounts owed were recorded in amounts receivable are non-interest bearing and unsecured.

As at June 30, 2023, $198,415 was owed to directors of the Company (December 31, 2022– $37,094). Amounts due were recorded in accounts payable are non-interest bearing and unsecured.